Pay vs Performance Disclosure - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,144,250)	$ (1,612,238)	$ (1,106,002)	$ (353,674)	$ (435,298)	$ (1,177,904)	$ (4,862,490)	$ (1,966,876)